Share-based Compensation (Sogou Share-based Awards, Sohu Management Sogou Share Option Arrangement, Narrative) (Details) - Sohu [Member] - Sohu Management Sogou Share Option Arrangement [Member] - USD ($)
$ / shares in Units, $ in Millions
		12 Months Ended
	Apr. 14, 2011	Dec. 31, 2018	Mar. 31, 2011
Performance-based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		Four equal installments
Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance			12,000,000
Ordinary shares previously held by Sohu			8,800,000
Newly-issued shares	3,200,000
Newly-issued shares, price per share	$ 0.625
Newly-issued shares, value	$ 2.0
Class A Ordinary Shares [Member] | Share Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price			$ 0.625
Class A Ordinary Shares [Member] | Share Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price			$ 0.001